SIGNIFICANT ACCOUNTING POLICIES - Plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Mine and mill equipment | Minimum
Plant and equipment
Estimated useful life (in years)	5 years
Mine and mill equipment | Maximum
Plant and equipment
Estimated useful life (in years)	18 years
Light vehicles | Minimum
Plant and equipment
Estimated useful life (in years)	3 years
Light vehicles | Maximum
Plant and equipment
Estimated useful life (in years)	5 years
Office and computer equipment | Minimum
Plant and equipment
Estimated useful life (in years)	3 years
Office and computer equipment | Maximum
Plant and equipment
Estimated useful life (in years)	5 years